CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Dividends distribution, amount per ordinary share	$ 0.08		$ 0.25
Net unrealized gain on available-for-sale securities, tax effects	$ 0	$ 0	$ 0